Employee benefits (Details 2) - Parent Company Gratuity plan [Member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of defined benefit plans [line items]
Defined benefit obligations at the beginning of the year	₨ 2,200	₨ 2,007
Current service cost	276	265	₨ 252
Interest on defined obligations	152	145
Re-measurements due to:
Actuarial loss/(gain) due to change in financial assumptions	(96)	28
Actuarial loss/(gain) due to demographic assumptions	(48)	0
Actuarial loss/(gain) due to experience changes	59	0
Benefits paid	(194)	(245)
Defined benefit obligations at the end of the year	₨ 2,349	₨ 2,200	₨ 2,007